Property, plant and equipment, net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment, net (Details)
Testing equipment	$ 4,000	$ 4,000
Less: Accumulated depreciation	(3,000)	(2,000)
Property, plant and equipment - net	$ 1,000	$ 2,000